QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 206,364	$ 207,473	$ 152,055	$ 145,481	$ 144,946	$ 150,571	$ 140,456	$ 146,101	$ 149,065	$ 146,822	$ 413,837	$ 295,517	$ 593,053	$ 582,444	$ 584,486
Operating income	16,336	28,141	376	10,771	9,622	13,013	11,196	11,420	13,633	12,901	44,477	22,635	33,782	49,150	55,982
Net (loss) income	$ (12,741)	$ 469	$ (5,749)	$ 5,676	$ 4,724	$ 7,489	$ 5,704	$ 5,782	$ 6,776	$ 6,136	$ (12,272)	$ 12,213	$ 12,140	$ 24,398	$ 25,689
Earnings per share
Basic (in dollars per share)	$ (0.19)	$ 0.01	$ (0.09)	$ 0.09	$ 0.07	$ 0.11	$ 0.09	$ 0.09	$ 0.10	$ 0.09	$ (0.19)	$ 0.19	$ 0.18	$ 0.37	$ 0.39
Diluted (in dollars per share)	$ (0.19)	$ 0.01	$ (0.09)	$ 0.09	$ 0.07	$ 0.11	$ 0.08	$ 0.09	$ 0.10	$ 0.09	$ (0.19)	$ 0.18	$ 0.18	$ 0.36	$ 0.38
Weighted average common shares outstanding
Basic (in shares)	65,844	65,623	65,608	65,589	65,970	65,910	65,730	65,525	66,116	66,697	65,734	65,940	65,780	66,014	65,933
Diluted (in shares)	65,844	66,492	66,397	66,747	67,087	67,370	67,394	66,630	66,993	67,882	65,734	67,206	66,863	67,205	67,337